Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
Columbia New York Intermediate Municipal Bond Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (excluding sales charges)
Accumulated Value	$ 9,704		$ 9,959	$ 10,082	$ 9,970	$ 10,764	$ 10,922	$ 11,231	$ 10,128	$ 10,328	$ 10,998	$ 11,394
Columbia New York Intermediate Municipal Bond Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		10,289	10,442	10,352	11,204	11,396	11,749	10,620	10,857	11,591	12,038
Columbia New York Intermediate Municipal Bond Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Accumulated Value	10,000		10,289	10,449	10,368	11,228	11,429	11,791	10,656	10,910	11,652	12,106
Columbia New York Intermediate Municipal Bond Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Accumulated Value	10,000		10,289	10,440	10,363	11,235	11,432	11,808	10,670	10,931	11,678	12,139
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Accumulated Value	10,000		10,406	10,634	10,579	11,576	11,992	12,308	10,834	11,120	12,198	12,707
Bloomberg New York 3-15 Year Blend Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg New York 3-15 Year Blend Municipal Bond Index
Accumulated Value	$ 10,000		$ 10,319	$ 10,519	$ 10,416	$ 11,294	$ 11,548	$ 11,867	$ 10,762	$ 11,074	$ 11,928	$ 12,500